UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Advisers LLC
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number:   028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      Managing Director
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut       February 13, 2009
      ----------------        ---------------------       -----------------

Report Type  (Check only one):

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total (x$1,000):  $ 673,986


List of Included Managers:

            Andrew J. Knuth         Westport Advisers, LLC
            Edmund H. Nicklin       Westport Advisers LLC

List of Other Included Managers:

         No.      13F File Number           Name

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----    ------  ----
AAR Corp.                            COM        000361105      5,367     291,522   SH        Sole               291,522
Abbott Laboratories                  COM        002824100      2,935      55,000   SH        Sole                55,000
Air Products & Chemicals, Inc.       COM        009158106      1,508      30,000   SH        Sole                30,000
American Eagle Outfitters, Inc       COM        02553E106        374      40,000   SH        Sole                40,000
Amphenol Corp.                       COM        032095101      2,878     120,000   SH        Sole               120,000
Anadarko Petroleum Corp.             COM        032511107      3,180      82,500   SH        Sole                82,500
Arbitron, Inc.                       COM        03875Q108      9,001     677,753   SH        Sole               677,753
Arthur J. Gallagher & Company        COM        363576109     17,459     673,817   SH        Sole               673,817
Baldor Electric Company              COM        057741100     16,136     904,002   SH        Sole               904,002
Big Lots, Inc.                       COM        089302103     19,026   1,313,056   SH        Sole             1,313,056
Brown & Brown, Inc.                  COM        115236101     18,333     877,161   SH        Sole               877,161
CA, Inc.                             COM        12673P105      3,243     175,000   SH        Sole               175,000
CACI International, Inc.             COM        127190304      9,960     220,900   SH        Sole               220,900
CVS/Caremark Corp.                   COM        126650100     18,971     660,090   SH        Sole               660,090
Charles River Laboratories Int       COM        159864107     18,374     701,300   SH        Sole               701,300
Checkpoint Systems, Inc.             COM        162825103      6,756     686,600   SH        Sole               686,600
Chicago Bridge & Iron Company        COM        167250109      1,306     130,000   SH        Sole               130,000
Cox Radio, Inc. - Class A            COM        224051102      2,422     402,978   SH        Sole               402,978
Cullen/Frost Bankers, Inc.           COM        229899109      1,520      30,000   SH        Sole                30,000
Darden Restaurants, Inc.             COM        237194105     20,690     734,200   SH        Sole               734,200
DeVry, Inc.                          COM        251893103     73,198   1,275,000   SH        Sole             1,275,000
Del Monte Foods Company              COM        24522P103     17,565   2,460,154   SH        Sole             2,460,154
Diebold, Inc.                        COM        253651103      1,643      58,500   SH        Sole                58,500
Dr. Pepper Snapple Group, Inc.       COM        26138E109      3,169     195,000   SH        Sole               195,000
EMS Technologies, Inc.               COM        26873N108      6,535     252,613   SH        Sole               252,613
EOG Resources, Inc.                  COM        26875P101      5,326      80,000   SH        Sole                80,000
Energy Partners Ltd                  COM        29270U105      1,005     744,637   SH        Sole               744,637
FEI Company                          COM        30241L109        226      12,000   SH        Sole                12,000
FMC Corp.                            COM        302491303      3,243      72,500   SH        Sole                72,500
Fairchild Semiconductor Corp.        COM        303726103      1,711     350,000   SH        Sole               350,000
FedEx Corp.                          COM        31428X106      2,726      42,500   SH        Sole                42,500
Forest Oil Corp.                     COM        346091705     11,593     703,058   SH        Sole               703,058
Forestar Real Estate Group, In       COM        346233109      2,276     239,096   SH        Sole               239,096
Genentech, Inc.                      COM        368710406      3,316      40,000   SH        Sole                40,000
General Communication, Inc. -        COM        369385109      5,982     739,450   SH        Sole               739,450
Helmerich & Payne, Inc.              COM        423452101        707      31,060   SH        Sole                31,060
IMS Health, Inc.                     COM        449934108      8,180     539,598   SH        Sole               539,598
IShares Russell Midcap Index         COM        464287499      1,165      19,500   SH        Sole                19,500
IShares S&P Midcap 400               COM        464287507      1,067      20,000   SH        Sole                20,000
ITT Educational Services, Inc.       COM        45068B109     56,608     596,000   SH        Sole               596,000
International Rectifier Corp.        COM        460254105        911      67,500   SH        Sole                67,500
Interpublic Group of Companies       COM        460690100        396     100,000   SH        Sole               100,000
John Wiley & Sons, Inc.              COM        968223206     21,004     590,330   SH        Sole               590,330
KBR, Inc.                            COM        48242W106      5,709     375,586   SH        Sole               375,586
Kinetic Concepts, Inc.               COM        49460W208      2,973     155,000   SH        Sole               155,000
Laboratory Corporation of Amer       COM        50540R409      3,382      52,500   SH        Sole                52,500
Orient Express Hotels Ltd. - C       COM        G67743107      4,436     579,100   SH        Sole               579,100
Pall Corp.                           COM        696429307      2,488      87,500   SH        Sole                87,500
Parametric Technology Corp.          COM        699173209      1,265     100,000   SH        Sole               100,000
Perot Systems Corp. - Class A        COM        714265105     12,645     925,000   SH        Sole               925,000
Plains Exploration & Productio       COM        726505100     20,694     890,450   SH        Sole               890,450
Praxair, Inc.                        COM        74005P104      3,710      62,500   SH        Sole                62,500
Precision Castparts Corp.            COM        740189105     42,826     720,000   SH        Sole               720,000
QLogic Corp.                         COM        747277101      9,115     678,209   SH        Sole               678,209
Rogers Corp.                         COM        775133101      4,576     164,800   SH        Sole               164,800
Ruby Tuesday, Inc.                   COM        781182100        863     553,000   SH        Sole               553,000
Saks, Inc.                           COM        79377w108      3,997     912,600   SH        Sole               912,600
State Street Corp.                   COM        857477103      2,261      57,500   SH        Sole                57,500
Sterling Financial Corp.             COM        859319105      2,420     275,000   SH        Sole               275,000
Stone Energy Corp.                   COM        861642106      3,515     319,000   SH        Sole               319,000
SunTrust Banks, Inc.                 COM        867914103        295      10,000   SH        Sole                10,000
Synopsys, Inc.                       COM        871607107     25,030   1,351,492   SH        Sole             1,351,492
Teradata Corp.                       COM        88076W103        804      54,200   SH        Sole                54,200
Texas Instruments, Inc.              COM        882508104      1,010      65,064   SH        Sole                65,064
The South Financial Group, Inc       COM        837841105      2,854     660,700   SH        Sole               660,700
Thermo Fisher Scientific Inc.        COM        883556102     20,476     601,000   SH        Sole               601,000
Universal Health Services, Inc       COM        913903100     37,765   1,005,200   SH        Sole             1,005,200
WSFS Financial Corp.                 COM        929328102      2,138      44,546   SH        Sole                44,546
Willis Group Holdings Ltd            COM        G96655108     36,285   1,458,400   SH        Sole             1,458,400
iShares Russell 2000 Index Fun       COM        464287655      9,848     200,000   SH        Sole               200,000
The South Financial Corp.            ConvPref   837841303      1,239       1,922   SH        Sole                 1,922
The South Financial Corp.            ConvPref   837841204        373         578   SH        Sole                   578